Long-Term Investments - Schedule of Long-Term Investments (Details)	12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Schedule of Long-Term Investments [Abstract]
Beginning balance	$ 17,355,709	$ 2,213,174
Acquisition of equity interest			17,467,088
Share of loss of equity method investee	32,526	4,148	111,379
Impairment loss	(2,992,995)	(381,662)
Ending balance	$ 14,330,188	$ 1,827,364	$ 17,355,709